Property and equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 35,065	€ 21,223
Less: accumulated depreciation	17,695	10,096
Property and equipment, net	114,471	46,862
Asset retirement obligation	1,000
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,287	7,302
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,387	8,358
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,620	2,743
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	786	1,009
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,985	1,811
Less: accumulated depreciation	300
Asset retirement obligation	1,000
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	97,101	35,735
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 3,600	€ 2,600